Expense Example, No Redemption - Invesco Peak Retirement 2040 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	621	1,452	2,296	4,468	152	1,173	2,196	4,609	101	1,028	1,965	4,356	50	880	1,728	3,929	50	813	1,598	3,657	50	813	1,598	3,657